December 31, 2009
DIAMOND HILL FUNDS
Diamond Hill Small Cap Fund
Diamond Hill Small-Mid Cap Fund
Diamond Hill Large Cap Fund
Diamond Hill Select Fund
Diamond Hill Long-Short Fund
Diamond Hill Financial Long-Short Fund
Diamond Hill Strategic Income Fund
Supplement to Prospectus Dated April 30, 2009
Portfolio Management section on Page 20 and Portfolio Managers section on page 28 has been revised as follows:
Austin Hawley and John Loesch have been added as Assistant Portfolio Managers to the Financial Long-Short Fund, replacing William Dierker and William Zox.
This Supplement and the Prospectus dated April 30, 2009 provide the information a prospective investor ought to know before investing and should be retained for future reference.

December 31, 2009
DIAMOND HILL FUNDS
Diamond Hill Small Cap Fund
Diamond Hill Small-Mid Cap Fund
Diamond Hill Large Cap Fund
Diamond Hill Select Fund
Diamond Hill Long-Short Fund
Diamond Hill Financial Long-Short Fund
Diamond Hill Strategic Income Fund
Supplement to Statement of Additional Information Dated April 30, 2009
Portfolio Manager Holdings sections on Page 43 and in the July 14, 2009 supplement have been deleted and replaced with the following:
Portfolio Manager Holdings
     Portfolio managers are encouraged to own shares of the Funds they manage. The following table indicates for each Fund the dollar range of shares beneficially owned by each Fund’s portfolio manager as of December 31, 2009. This table includes shares beneficially owned by such portfolio manager through the Diamond Hill 401(k) plan.

Dollar Range of Shares in the Fund
	Portfolio Manager /		$1 –	$10,001 –	$50,001 –	$100,001 –	$500,001 –	Over
Fund	Assistant Portfolio Manager		$10,000	$50,000	$100,000	$500,000	$1,000,000	$1,000,000
Small Cap Fund	Tom Schindler	PM				X
	Chris Bingaman	APM		X
	Chris Welch	APM			X

Small-Mid Cap Fund	Chris Welch	PM				X
	Chris Bingaman	APM			X
	Tom Schindler	APM		X

Large Cap Fund	Chuck Bath	PM						X
	Bill Dierker	APM				X
	Chris Welch	APM		X

Select Fund	Bill Dierker	PM				X
	Chuck Bath	APM	X
	Chris Welch	APM				X

Long-Short Fund	Ric Dillon	PM						X
	Chuck Bath	PM					X
	Chris Bingaman	APM				X

Financial Long-Short	Chris Bingaman	PM				X
Fund	Austin Hawley	APM			X
	John Loesch	APM	X

Strategic Income Fund	Bill Zox	PM				X
	Chris Bingaman	APM				X
	Bill Dierker	APM	X

PM	—	Portfolio Manager

APM	—	Assistant Portfolio Manager

     The following table indicates the dollar range of shares beneficially owned in aggregate of all Diamond Hill Funds by each of the portfolio managers, assistant portfolio managers, principal officers of the Trust, all other employees of the Adviser, and the Adviser’s corporate investments as of December 31, 2009.

Dollar Range of Shares in all Diamond Hill Funds
		$1 –	$10,001 –	$50,001 –	$100,001 –	$500,001 –	Over
Individual	Title	$10,000	$50,000	$100,000	$500,000	$1,000,000	$1,000,000
Chuck Bath	Portfolio Manager						X
Chris Bingaman	Portfolio Manager						X
Bill Dierker	Portfolio Manager					X
Ric Dillon	Portfolio Manager						X
Austin Hawley	Asst. Portfolio Mgr.				X
John Loesch	Asst. Portfolio Mgr.			X
Tom Schindler	Portfolio Manager				X
Chris Welch	Portfolio Manager					X
Bill Zox	Portfolio Manager				X
James Laird	President						X
Gary Young	Treasurer and Chief Compliance Officer				X
All other Adviser employees (collectively)	N/A						X
Adviser’s corporate investments	N/A						X
Other Portfolio Manager Information section: The following tables have been added for Austin Hawley and John Loesch who have been added as Assistant Portfolio Managers for the Financial Long-Short Fund effective December 31, 2009:
     The following tables indicate the number of accounts and asset under management (in millions) for each type of account managed as of December 31, 2009.
Austin Hawley, Assistant Portfolio Manager, Financial Long-Short Fund

	Number of Accounts		Assets Under Management
		Subject to a		Subject to a
Account Type	Total	Performance Fee	Total	Performance Fee
Registered Investment Companies	2	0	$49.3	$0
Other Pooled Investment Vehicles	0	0	$0	$0
Other Accounts	0	0	$0	$0
John Loesch, Assistant Portfolio Manager, Financial Long-Short Fund

	Number of Accounts		Assets Under Management
		Subject to a		Subject to a
Account Type	Total	Performance Fee	Total	Performance Fee
Registered Investment Companies	2	0	$49.3	$0
Other Pooled Investment Vehicles	0	0	$0	$0
Other Accounts	0	0	$0	$0

Fund Shares Owned By Trustees Table on Page 48 has replaced with the following table:
Fund Shares Owned by Trustees as of December 31, 2009 1,2,3

	Dollar Range of Fund Shares Owned		Aggregate Dollar Range of Shares
	Diamond Hill Small	Diamond Hill	Owned in All Funds Within the
Name of Trustee	Cap Fund	Long-Short Fund	Trust Overseen by Trustee
Elizabeth P. Kessler	Over $100,000	None	Over $100,000
Thomas E. Line	$10,000-$50,000	Over $100,000	Over $100,000
D’Ray Moore	None	Over $100,000	Over $100,000
George A. Skestos	None	Over $100,000	Over $100,000

[1]	Ownership disclosure is made using the following ranges: None; $1 — $10,000; $10,001 - $50,000; $50,001 — $100,000 and over $100,000.

[2]	All Trustees are independent, “Non-Interested” Trustees within the meaning of the 1940 Act.

[3]	None of the Trustees owned shares of the Small-Mid Cap Fund, Large Cap Fund, Select Fund, Financial Long-Short Fund and Strategic Income Fund.